UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  May 10, 2004
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  123910


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
Abbott Labs              COM            002824100      2310   56194  SH       SOLE       NONE     0    0       56194
American Int'l Group     COM            026874107      6304   88356  SH       SOLE       NONE     0    0       88356
Amgen Inc                COM            031162100       967   16624  SH       SOLE       NONE     0    0       16624
Anheuser Busch           COM            035229103      3913   76730  SH       SOLE       NONE     0    0       76730
Applied Materials Inc    COM            038222105      1805   84604  SH       SOLE       NONE     0    0       84604
Automatic Data Processi  COM            053015103      2645   62981  SH       SOLE       NONE     0    0       62981
Bellsouth Corp		 COM		079860102	322   11631  SH	      SOLE	 NONE	  0    0       11631
Berkshire Hathaway       Class B        084670207      5401    1736  SH       SOLE       NONE     0    0        1736
Bristol Myers Squibb Co  COM            110122108      1518   62667  SH       SOLE       NONE     0    0       62667
Chevrontexaco Corp       COM            166764100      1884   21464  SH       SOLE       NONE     0    0       21464
Citigroup                COM            172967101      7312  141429  SH       SOLE       NONE     0    0      141429
Corning Inc              COM            219350105       984   88031  SH       SOLE       NONE     0    0       88031
Eli Lilly                COM            532457108       789   11795  SH       SOLE       NONE     0    0       11795
Exxon Mobil              COM            30231G102      1459   35086  SH       SOLE       NONE     0    0       35086
Fannie Mae               COM            313586109      6528   87804  SH       SOLE       NONE     0    0       87804
FEDEX Corp               COM            31428X106      1196   15914  SH       SOLE       NONE     0    0       15914
Fifth Third Bancorp      COM            316773100       796   14383  SH       SOLE       NONE     0    0       14383
First Data Corp          COM            319963104      6006  142461  SH       SOLE       NONE     0    0      142461
Freddie Mac              COM            313400301      1686   28554  SH       SOLE       NONE     0    0       28554
Gannett Company          COM            364730101      2443   27722  SH       SOLE       NONE     0    0       27722
General Electric         COM            369604103      6264  205250  SH       SOLE       NONE     0    0      205250
Hershey Foods Corp	 COM		427866108       317    3829  SH	      SOLE	 NONE	  0    0 	3829
IBM                      COM            459200101      5928   64550  SH       SOLE       NONE     0    0       64550
Intel                    COM            458140100      4574  168170  SH       SOLE       NONE     0    0      168170
J.P. Morgan Chase & Co.  COM            46625H100      3921   93472  SH       SOLE       NONE     0    0       93472
Jefferson Pilot          COM            475070108      2450   44533  SH       SOLE       NONE     0    0       44533
Johnson & Johnson        COM            478160104      4033   79509  SH       SOLE       NONE     0    0       79509
Johnson Controls         COM            478366107      3059   51724  SH       SOLE       NONE     0    0       51724
Medco Health Solutions	 COM		58405U102	309    9083  SH	      SOLE	 NONE	  0    0	9083
Merck & Co Inc           COM            589331107      1568   35494  SH       SOLE       NONE     0    0       35494
MGIC Investment Corp     COM            552848103      1949   30338  SH       SOLE       NONE     0    0       30338
Microsoft Corp           COM            594918104      3725  149402  SH       SOLE       NONE     0    0      149402
Oracle Corp              COM            68389X105      2434  202862  SH       SOLE       NONE     0    0      202862
Pepsico Inc              COM            713448108      1095   20343  SH       SOLE       NONE     0    0       20343
Pfizer Inc.              COM            717081103      3536  100872  SH       SOLE       NONE     0    0      100872
Pitney Bowes Inc         COM            724479100       295    6931  SH       SOLE       NONE     0    0        6931
Proctor & Gamble         COM            742718109      4727   45070  SH       SOLE       NONE     0    0       45070
Smucker J M Company New  COM NEW        832696405       678   12852  SH       SOLE       NONE     0    0       12852
Sysco Corp		 COM		871829107	294    7530  SH	      SOLE	 NONE	  0    0	7530
The St Paul Companies I  COM            792860108       485   12120  SH       SOLE       NONE     0    0       12120
United Parcel Service    Class B        911312106      1094   15664  SH       SOLE       NONE     0    0       15664
Varian Medical Systems   COM            92220P105      3173   36758  SH       SOLE       NONE     0    0       36758
Wal-Mart                 COM            931142103      2002   33532  SH       SOLE       NONE     0    0       33532
Washington Mutual        COM            939322103      3831   89702  SH       SOLE       NONE     0    0       89702
Wells Fargo              COM            949746101      2422   42741  SH       SOLE       NONE     0    0       42741
Wrigley Wm Jr Co         COM            982526105      1371   23195  SH       SOLE       NONE     0    0       23195
Wyeth                    COM            983024100      1434   38200  SH       SOLE       NONE     0    0       38200
Zimmer Holdings Inc      COM            98956P102       674    9130  SH       SOLE       NONE     0    0        9130
